Deferred Tax Assets and Liabilities, Netted by Taxing Location (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Current deferred tax assets, net (recorded in deferred tax asset and accrued liabilities)		$ 5.9	$ 12.4
Non-current deferred tax assets, net (recorded in other assets and other liabilities)		15.6	20.2
Net deferred tax assets	$ 45.4	$ 21.5	$ 32.6